Cash flow information	12 Months Ended
Dec. 31, 2024
Text blocks [abstract]
Cash flow information

41.Cash flow information

Net financial liabilities reconciliation:

	Debt
	securities	Loans and	Lease		Derivative
	issued	Borrowings	liabilities	Total	İnstruments, net	Total
Balance at 1 January 2024	(46,010,564)	(71,884,263)	(3,504,921)	(121,399,748)	2,440,572	(118,959,176)
Cash inflows	(14,870,998)	(49,117,214)	-	(63,988,212)	5,417,456	(58,570,756)
Cash outflows	19,756,028	50,156,380	5,024,425	74,936,833	(5,791,757)	69,145,076
Other non-cash movements	(10,856,573)	(15,362,228)	(7,732,764)	(33,951,565)	309,117	(33,642,448)
Inflation adjustment	14,864,485	23,807,212	1,390,736	40,062,433	(827,743)	39,234,690
Balance at 31 December 2024	(37,117,622)	(62,400,113)	(4,822,524)	(104,340,259)	1,547,645	(102,792,614)

	Debt
	securities		Lease		Derivative
	issued	Loans	liabilities	Total	Assets, net	Total
Balance at 1 January 2023	(45,528,562)	(75,321,078)	(7,268,306)	(128,117,946)	4,476,015	(123,641,931)
Cash inflows	(11,296,562)	(90,510,753)	-	(101,807,315)	11,188,868	(90,618,447)
Cash outflows	10,637,336	85,599,452	5,951,279	102,188,067	(6,867,708)	95,320,359
Other non-cash movements	(22,293,415)	(32,720,676)	(8,029,646)	(63,043,737)	(7,643,357)	(70,687,094)
Transfer to asset held for sale	-	3,961,827	2,570,450	6,532,277	-	6,532,277
Inflation adjustment	22,470,639	37,106,965	3,271,302	62,848,906	1,286,754	64,135,660
Balance at 31 December 2023	(46,010,564)	(71,884,263)	(3,504,921)	(121,399,748)	2,440,572	(118,959,176)